OPERATING SEGMENTS	12 Months Ended
Dec. 31, 2019
Operating Segments [Abstract]
OPERATING SEGMENTS
OPERATING SEGMENTS
Pembina determines its reportable segments based on the nature of operations and includes three operating segments: Pipelines, Facilities and Marketing & New Ventures.
The Pipelines segment includes conventional, oil sands and transmission pipeline systems, crude oil storage and terminalling business and related infrastructure serving various markets and basins across North America.
The Facilities segment includes processing and fractionation facilities and related infrastructure that provide Pembina's customers with natural gas and NGL services that are highly integrated with Pembina's other businesses and a bulk marine terminal in the Port of Vancouver, Canada.
The Marketing & New Ventures segment undertakes value-added commodity marketing activities including buying and selling products and optimizing storage opportunities, by contracting capacity on Pembina's and various third-party pipelines and utilizing Pembina's rail fleet and rail logistics capabilities. Marketing activities also include identifying commercial opportunities to further develop other Pembina assets. Pembina's Marketing business also includes results from Aux Sable's NGL extraction facility near Chicago, Illinois and other natural gas and NGL processing facilities, logistics and distribution assets in the United States and Canada.
The financial results of the operating segments are included below. Performance is measured based on results from operating activities, net of depreciation and amortization, as included in the internal management reports that are reviewed by Pembina's Chief Executive Officer, Chief Financial Officer and other Senior Vice Presidents. These results are used to measure performance as management believes that such information is the most relevant in evaluating results of certain segments relative to other entities that operate within these industries. Intersegment transactions are recorded at market value and eliminated under corporate and intersegment eliminations.

For the year ended December 31, 2019	Pipelines	Facilities	Marketing & New Ventures	Corporate & Inter-Division Eliminations	Total
($ millions)
Revenue from external customers	1,650	776	4,804	—	7,230
Inter-division revenue	137	345	—	(482)	—
Total revenue(1)(2)	1,787	1,121	4,804	(482)	7,230
Operating expenses	436	344	—	(178)	602
Cost of goods sold, including product purchases	—	4	4,417	(311)	4,110
Realized gain on commodity-related derivative financial instruments	—	—	(33)	—	(33)
Share of profit from equity accounted investees	270	50	50	—	370
Depreciation and amortization included in operations	245	168	51	11	475
Unrealized loss on commodity-related derivative financial instruments	—	—	13	—	13
Gross profit	1,376	655	406	(4)	2,433
Depreciation included in general and administrative	—	—	—	36	36
Other general and administrative	30	14	35	181	260
Other expense	3	—	3	9	15
Impairment of investment in equity accounted investees	300	—	—	—	300
Reportable segment results from operating activities	1,043	641	368	(230)	1,822
Net finance costs (income)	9	23	(8)	270	294
Reportable segment earnings (loss) before tax	1,034	618	376	(500)	1,528
Capital expenditures	892	569	157	27	1,645
Contributions to equity accounted investees	13	73	177	—	263

For the year ended December 31, 2018	Pipelines	Facilities(3)	Marketing & New Ventures(3)	Corporate & Inter-Division Eliminations	Total
($ millions)
Revenue from external customers	1,464	712	5,175	—	7,351
Inter-division revenue	124	302	—	(426)	—
Total revenue(1)(2)	1,588	1,014	5,175	(426)	7,351
Operating expenses	396	313	—	(158)	551
Cost of goods sold, including product purchases	—	8	4,789	(282)	4,515
Realized loss on commodity-related derivative financial instruments	—	—	51	—	51
Share of profit from equity accounted investees	279	30	102	—	411
Depreciation and amortization included in operations	216	149	26	—	391
Unrealized gain on commodity-related derivative financial instruments	—	—	(73)	—	(73)
Gross profit	1,255	574	484	14	2,327
Depreciation included in general and administrative	—	—	—	26	26
Other general and administrative	26	17	41	169	253
Other expense	—	5	12	10	27
Reportable segment results from operating activities	1,229	552	431	(191)	2,021
Net finance costs	9	6	16	248	279
Reportable segment earnings (loss) before tax	1,220	546	415	(439)	1,742
Capital expenditures	711	348	134	33	1,226
Contributions to equity accounted investees	—	56	2	—	58

(1)	Total revenue includes $215 million (2018: $265 million) associated with U.S. revenues.

(2)	During both periods, one customer accounted for 10 percent or more of total revenues, with $718 million (2018: $792 million) reported throughout all segments.

(3)
Revenue and cost of goods sold reported for all 2018 periods have been recast to reflect updated presentation for 2019, where the majority of cost of goods sold and corresponding revenues are reported in Marketing & New Ventures.

Geographical Information
Non-Current Assets

For the years ended December 31
($ millions)	2019	2018
Canada	26,596	20,936
United States	5,569	4,715
Total non-current assets(1)	32,165	25,651

(1)	Excludes deferred income tax assets.